FINANCING (INCOME) EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2012
FINANCING (INCOME) EXPENSES, NET [Abstract]
Schedule of Financing (Income) Expenses, Net
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Linkage difference on principal of loans from stockholders	5,869	8,579	3,485	4,628	24,934	15,909	10,617	182,918
Exchange rate differences	3,950	8,728	3,125	14,915	(4,638)	(51,844)	18,210	220,063
Stock-based interest compensation to holders of convertible notes (see Note 10C)	-	-	-	-	-	1,214,943	-	1,214,943
Interest expenses on credit from banks and other	3,567	3,764	1,285	385	10,597	17,987	3,205	(22,906)
Interest expenses and other, related to convertible notes	-	-	-	-	-	200,812	-	200,812
Change in the fair value of warrants with round-down protection	(43,051)	-	(24,512)	-	-	-	-	(24,512)
	(29,665)	21,071	(16,617)	19,928	30,893	1,397,807	32,032	1,771,318